Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	6 Months Ended	1 Months Ended			1 Months Ended
	Jun. 30, 2014	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member]	Jun. 30, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Maximum [Member] Warrant [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Tranche One [Member] Warrant [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Tranche Two [Member] Warrant [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Tranche Three [Member] Warrant [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Tranche Four [Member] Warrant [Member]	Jun. 30, 2014 Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Purchase of common stock		5.0
Equity method investment, ownership interest		20.00%
Issuance of equity private placement		$ 250,000,000
Equity method investment		50,000,000
Number of shares available through exercise of stock purchase warrant					1.5
Fixed price of stock purchase warrants, per share			$ 10
Fair market value of the shares						12.50	15.00	17.50	20.00
Consecutive trading days			10 days
Fair value of stock purchase warrants	6,839,000		6,839,000
Fair value of stock purchase warrants				8,051,000
Fair value asset amount of interest rate swaps and cross currency swaps										122,000,000
Fair value liability amount of interest rate swaps and cross currency swaps										$ 411,200,000